Document And Entity Information	12 Months Ended
Jan. 31, 2019 shares
Document Information [Line Items]
Entity Registrant Name	DESCARTES SYSTEMS GROUP INC
Entity Central Index Key	0001050140
Trading Symbol	dsgx
Current Fiscal Year End Date	--01-31
Entity Current Reporting Status	Yes
Entity Emerging Growth Company	false
Entity Common Stock, Shares Outstanding (in shares)	76,864,866
Document Type	40-F
Document Period End Date	Jan. 31, 2019
Document Fiscal Year Focus	2019
Document Fiscal Period Focus	FY
Amendment Flag	false